Note 6. Derivative Liabilities and Convertible Notes	9 Months Ended
Sep. 30, 2015
Notes
Note 6. Derivative Liabilities and Convertible Notes

Note 6. Derivative Liabilities and Convertible Notes

On July 8, 2014 the company issued a convertible promissory note to Axel Springer Plug & Play Accelerator GmbH (the "Holder"), in the amounts of $29,719.

The Convertible note is convertible at the lessor of a market based discounted and a fixed rate derived from a fixed market cap. The Holder has the right following the Date of Issuance, and until any time until the convertible Promissory Note is fully paid, to convert any outstanding and unpaid principal portion of the Convertible Promissory Note, and accrued interest, into fully paid and non-assessable shares of Common Stock. The Holder was not issued warrants with the Convertible Promissory Note.

The following shows the changes in the derivative liability measured on a recurring basis for the nine months ended September 30, 2015, 2015, and year ended December 31, 2014.

Level 3
Derivative Liability at December 31, 2013	$-
Additions to Derivative Liability related to Convertible Debt	20,532
Derivative Liability at December 31, 2014	$20,532
Change in Fair Value of Derivative Liability	(20,532)
Derivative Liability at September 30, 2015	$-

For the periods ended September 30, 2015 and December 31, 2014 the Company has recognized $0 and $2,013, respectively, in accrued interest expense related to the stated interest rate on the notes. Interest expense for the periods ended September 30, 2015 and September 30, 2014, respectively, were $17,274 and $0, of which $4,399 and $0 is from the amortization of debt discount. The note is no longer considered convertible since the lender elected not to convert, and as such the derivative was written off.

As of December 31, 2014 the company has a $20,532 derivative liability and a $20,164 convertible note payable, net of discount of $9,555. As of September 30, 2015 the company has a $0 derivative liability and a $29,719 convertible note payable, net of discount of $0.

In accordance to ASC #815, Accounting for Derivative Instruments and Hedging Activities, we evaluated the holder's non-detachable conversion right provision and liquidated damages clause, contained in the terms governing the Note to determine whether the features qualify as an embedded derivative instruments at issuance. Such non-detachable conversion right provision and liquidated damages clause did not need to be accounted for as derivative financial instruments. Additionally, since the conversion price of the two notes represented the fair market value of the Company's common stock at the time of issuance, no beneficial conversion feature exists. We believe that the Company's shares of common stock is and have been very thinly traded during the last 3 years and that the fair value of the stock price was deemed not to be a fair value. Management decided that because the Company's ability to continue as a going concern was in question and that it has no revenue sources that the conversion price was a better measure of fair market value. Based on that decision, no beneficial conversion feature was reflected in the financial statements and the $20,165 extinguishment of debt was reflected in the current period earnings.